Borrowings	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Borrowings
19 Borrowings
Lease liabilities are presented in the statement of financial position as follows:

	As of December 31,
In thousands of USD	2021	2022
Current	3,906	5,138
Non-current	8,631	8,709
Total Lease liabilities	12,537	13,847
Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments	8,704	5	8,709
The Group has several lease contracts that include extension and termination options. Whenever the contracts do not include a mutual agreement clause, the Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. Future cash outflows as of December 31, 2022 to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities amounts to USD 0.8 million and relates to new contracts signed in 2023 and potential renewals.
Changes in liabilities arising from financing activities

In thousands of USD	January 1, 2021	Additions	Payments	Reclassification	Effect of translation	December 31, 2021
Current lease liabilities	3,638	4,173	(6,615)	2,905	(195)	3,906
Non-current lease liabilities	9,750	2,169	—	(2,905)	(383)	8,631
Total liabilities from financing activities	13,388	6,342	(6,615)	—	(578)	12,537

In thousands of USD	January 1, 2022	Additions	Payments	Reclassification	Effect of translation	December 31, 2022
Current lease liabilities	3,906	5,584	(8,666)	4,944	(630)	5,138
Non-current lease liabilities	8,631	6,881	—	(4,944)	(1,859)	8,709
Total liabilities from financing activities	12,537	12,465	(8,666)	—	(2,489)	13,847
Additions include USD 1,710 thousand of accrued interest as of December 31, 2022 (December 31, 2021: USD 1,527 thousand) as described in Note 7.
Lease payments not recognized as a liability
The group has elected not to recognize a lease liability for short term leases (leases of expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.
The expense relating to payments not included in the measurement of the lease liability is as follows:

	As of December 31,
In thousands of USD	2021	2022
Short-term leases	1,740	2,708
Variable lease payments	133	79
Total expense	1,873	2,787
At December 31, 2022 the Group was committed to short-term leases and the total commitment at that date was USD 1,107 thousand (December 31, 2021: USD 1,044 thousand).